UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-01090

                              THE JAPAN FUND, INC.
               (Exact name of registrant as specified in charter)
                                    --------

                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)
                            -------------------------

                                AGENT FOR SERVICE
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 1-800-535-2726

                                   COPIES TO:
                               COUNSEL OF THE FUND
                              DAVIS POLK & WARDWELL
                              450 LEXINGTON AVENUE
                               NEW YORK, NY 10017
                         ATTENTION: NORA M. JORDAN, ESQ.

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-535-2726

                      DATE OF FISCAL YEAR END: SEPTEMBER 30

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


Schedule of Investments
The Japan Fund, Inc.                                      AS OF JUNE 30, 2007
--------------------------------------------------------------------------------


                                                    SHARES            VALUE ($)
--------------------------------------------------------------------------------
COMMON STOCK 97.9%
--------------------------------------------------------------------------------

CONSTRUCTION 5.0%
--------------------------------------------------------------------------------
BUILDING PRODUCTS 5.0%
Mitsubishi Rayon Co. Ltd.                            531,000          3,790,701
Rinnai Corp.                                         155,900          4,874,645
Shimachu Co. Ltd.                                     49,900          1,345,472
Sumitomo Metal Industries Ltd.                     1,547,000          9,121,432
--------------------------------------------------------------------------------
                                                                     19,132,250
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 8.8%
--------------------------------------------------------------------------------
DEPARTMENT & CHAIN STORES 0.5%
ABC-Mart, Inc.                                        88,500          2,026,882
--------------------------------------------------------------------------------
RECREATIONAL PRODUCTS 6.5%
Aeon Fantasy Co. Ltd.                                 69,780          1,632,148
H.I.S. Co. Ltd.*                                      38,600          1,062,731
Namco Bandai Holdings, Inc.                          149,900          2,369,085
Nintendo Co. Ltd.                                     54,000         19,779,095
--------------------------------------------------------------------------------
                                                                     24,843,059
--------------------------------------------------------------------------------
RETAIL - MISC/DIVERSIFIED 1.2%
Aeon Co. Ltd.*                                       163,500          3,040,811
Ryohin Keikaku Co. Ltd.                               25,800          1,598,749
--------------------------------------------------------------------------------
                                                                      4,639,560
--------------------------------------------------------------------------------
TOOLS - HAND HELD 0.6%
Makita Corp.                                          47,200          2,100,674
--------------------------------------------------------------------------------

CONSUMER STAPLES 3.1%
--------------------------------------------------------------------------------
CONSUMER ELECTRONIC & PHOTOGRAPHIC 3.1%
Konica Minolta Holdings, Inc.*                       394,500          5,827,950
Yamada Denki Co. Ltd.*                                55,990          5,856,828
--------------------------------------------------------------------------------
                                                                     11,684,778
--------------------------------------------------------------------------------




                            1 | The Japan Fund, Inc.

Schedule of Investments
The Japan Fund, Inc.                                      AS OF JUNE 30, 2007
--------------------------------------------------------------------------------


                                                    SHARES            VALUE ($)
--------------------------------------------------------------------------------

DURABLES 12.5%
--------------------------------------------------------------------------------
AUTOMOBILES 12.5%
FUJI Heavy Industries Ltd.                           409,000          1,959,798
Honda Motor Co.                                      141,800          5,182,328
Stanley Electric Co. Ltd.                            194,100          4,224,706
Suzuki Motor Corp.                                   483,200         13,735,077
Toyota Motor Corp.                                   359,700         22,786,161
--------------------------------------------------------------------------------
                                                                     47,888,070
--------------------------------------------------------------------------------

FINANCIAL 12.7%
--------------------------------------------------------------------------------
BANKS 6.9%
Mizuho Financial Group, Inc.*                          2,533         17,547,706
Sumitomo Trust & Banking Co. Ltd.                    926,000          8,836,595
--------------------------------------------------------------------------------
                                                                     26,384,301
--------------------------------------------------------------------------------
COMMERCIAL BANKS NON - US 1.2%
Chiba Bank Ltd.                                      255,000          2,265,654
Tokyo Tomin Bank Ltd.* (A)                            65,000          2,174,937
--------------------------------------------------------------------------------
                                                                      4,440,591
--------------------------------------------------------------------------------
CONSUMER FINANCE 0.3%
Jaccs Co. Ltd. (A)                                   270,000          1,019,654
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES 1.1%
SBI E*Trade Securities Co. Ltd.* (A)                   2,840          3,021,522
Sparx Group Co. Ltd.* (A)                              1,451          1,078,263
--------------------------------------------------------------------------------
                                                                      4,099,785
--------------------------------------------------------------------------------
OTHER FINANCIAL COMPANIES 1.5%
Nomura Holdings, Inc.                                297,900          5,806,546
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE 0.8%
Aioi Insurance Co. Ltd.*                             231,000          1,502,729
T&D Holdings, Inc.*                                   26,350          1,782,632
--------------------------------------------------------------------------------
                                                                      3,285,361
--------------------------------------------------------------------------------




                            2 | The Japan Fund, Inc.

Schedule of Investments
The Japan Fund, Inc.                                      AS OF JUNE 30, 2007
--------------------------------------------------------------------------------


                                                    SHARES            VALUE ($)
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/ SERVICES  0.9%
Aeon Mall Co. Ltd.*                                   78,100          2,403,955
Diamond City Co. Ltd.                                 39,100            946,301
--------------------------------------------------------------------------------
                                                                      3,350,256
--------------------------------------------------------------------------------

HEALTH 3.7%
--------------------------------------------------------------------------------
MEDICAL - DRUGS 0.7%
Daiichi Sankyo Co. Ltd.                              107,200          2,846,942
--------------------------------------------------------------------------------
MEDICAL PRODUCTS 0.9%
Nihon Kohden Corp.                                    83,000          1,540,283
Sysmex Corp. (A)                                      23,600            872,086
Terumo Corp.                                          29,100          1,124,957
--------------------------------------------------------------------------------
                                                                      3,537,326
--------------------------------------------------------------------------------
PHARMACEUTICALS 2.1%
Ono Pharmaceutical Co. Ltd.*                          36,100          1,914,505
Takeda Pharmaceutical Co. Ltd.                        92,900          6,005,718
--------------------------------------------------------------------------------
                                                                      7,920,223
--------------------------------------------------------------------------------

MANUFACTURING 28.1%
--------------------------------------------------------------------------------
BICYCLE MANUFACTURING 1.5%
Shimano, Inc.*                                       169,600          5,826,427
--------------------------------------------------------------------------------
CHEMICALS 4.3%
Hitachi Chemical Co. Ltd.                            141,400          3,203,980
JSR Corp.                                            172,500          4,167,851
Nitto Denko Corp.                                     60,000          3,030,943
Shin-Etsu Chemical Co. Ltd.                           42,200          3,019,427
Sumitomo Bakelite Co. Ltd. (A)                       418,000          2,929,700
--------------------------------------------------------------------------------
                                                                     16,351,901
--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS 5.5%
Mitsubishi Electric Corp.                            498,000          4,618,826
Nidec Corp.                                          222,400         13,077,041
Sharp Corp.                                          179,000          3,401,770
--------------------------------------------------------------------------------
                                                                     21,097,637
--------------------------------------------------------------------------------




                            3 | The Japan Fund, Inc.

Schedule of Investments
The Japan Fund, Inc.                                      AS OF JUNE 30, 2007
--------------------------------------------------------------------------------


                                                    SHARES            VALUE ($)
--------------------------------------------------------------------------------
INDUSTRIAL SPECIALTY 3.8%
Daikin Industries Ltd.                               237,300          8,653,269
Daiwa House Industry Co. Ltd.*                       240,000          3,434,419
Kurita Water Industries Ltd.                          75,000          2,357,265
--------------------------------------------------------------------------------
                                                                     14,444,953
--------------------------------------------------------------------------------
MACHINERY/COMPONENTS/CONTROLS 7.6%
Amano Corp.                                          167,600          2,365,701
Komatsu Ltd.                                          87,300          2,538,244
Kubota Corp.                                         557,000          4,523,674
Makino Milling Machine Co. Ltd.                      109,000          1,558,028
Miura Co. Ltd.                                        60,200          1,857,874
Yamatake Corp.                                       217,300          6,635,653
Yokogawa Electric Corp.                              710,700          9,546,803
--------------------------------------------------------------------------------
                                                                     29,025,977
--------------------------------------------------------------------------------
OFFICE EQUIPMENT/SUPPLIES 3.7%
Canon, Inc.                                          239,600         14,068,935
--------------------------------------------------------------------------------
RUBBER - TIRES 0.5%
Bridgestone Corp.                                     99,800          2,139,787
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS 1.2%
Sumitomo Electric Industries Ltd.                    303,300          4,522,527
--------------------------------------------------------------------------------

METAL 9.2%
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE 6.5%
MISUMI Group, Inc. (A)                               571,200          9,695,509
Mitsui & Co. Ltd.                                    544,000         10,846,423
Sumitomo Corp.                                       236,900          4,328,961
--------------------------------------------------------------------------------
                                                                     24,870,893
--------------------------------------------------------------------------------
STEEL - SPECIALTY 2.7%
Hitachi Metals Ltd.                                  268,000          2,940,534
JFE Holdings, Inc.                                    94,400          5,880,354
NSK Ltd.                                             150,000          1,554,455
--------------------------------------------------------------------------------
                                                                     10,375,343
--------------------------------------------------------------------------------




                            4 | The Japan Fund, Inc.

Schedule of Investments
The Japan Fund, Inc.                                      AS OF JUNE 30, 2007
--------------------------------------------------------------------------------


                                                    SHARES            VALUE ($)
--------------------------------------------------------------------------------

SERVICE INDUSTRIES 5.7%
--------------------------------------------------------------------------------
COMPUTERS - INTEGRATED SYSTEMS 2.3%
Fujitsu Ltd.                                       1,035,000          7,632,421
Obic Co. Ltd.                                          5,510          1,089,649
--------------------------------------------------------------------------------
                                                                      8,722,070
--------------------------------------------------------------------------------
MISCELLANEOUS COMMERCIAL SERVICES 1.4%
Mitsui-Soko Co. Ltd.                                  55,000            328,312
Secom Co. Ltd.*                                       42,400          2,000,682
Sohgo Security Services Co. Ltd.                      69,500          1,219,199
Sumitomo Warehouse Co. Ltd. (A)                      272,000          1,879,899
--------------------------------------------------------------------------------
                                                                      5,428,092
--------------------------------------------------------------------------------
MISCELLANEOUS CONSUMER SERVICES 2.0%
Mitsubishi Corp.                                     292,700          7,678,235
--------------------------------------------------------------------------------

TECHNOLOGY 7.2%
--------------------------------------------------------------------------------
APPLICATIONS SOFTWARE 1.1%
Nihon Unisys Ltd.                                    162,200          2,331,633
Nomura Research Institute Ltd.                        66,300          1,954,593
--------------------------------------------------------------------------------
                                                                      4,286,226
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS/DISTRIBUTORS 5.2%
NGK Insulators Ltd.                                  239,000          5,881,345
Nippon Electric Glass Co. Ltd.                       189,500          3,347,377
Shimadzu Corp.                                       170,000          1,789,328
Tokyo Seimitsu Co. Ltd. (A)                          182,000          7,050,597
Ulvac, Inc.*                                          52,500          1,888,857
--------------------------------------------------------------------------------
                                                                     19,957,504
--------------------------------------------------------------------------------
INTERNET CONNECTIV SERVICES 0.9%
eAccess Ltd.* (A)                                      5,721          3,424,330
--------------------------------------------------------------------------------

TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
AIRLINES 0.4%
Japan Airport Terminal Co.                           109,200          1,719,636
--------------------------------------------------------------------------------




                            5 | The Japan Fund, Inc.

Schedule of Investments
The Japan Fund, Inc.                                      AS OF JUNE 30, 2007
--------------------------------------------------------------------------------


                                                    SHARES/
                                                   PRINCIPAL
                                                   AMOUNT ($)       VALUE ($)
--------------------------------------------------------------------------------
MARINE 1.5%
Iino Kaiun Kaisha Ltd. (A)                           240,100          2,854,758
Kawasaki Kisen Kaisha Ltd. (A)                       226,000          2,766,036
--------------------------------------------------------------------------------
                                                                      5,620,794
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (Cost $308,513,286)                              374,567,525
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CASH EQUIVALENT 8.8%
--------------------------------------------------------------------------------
     Brown Brothers Investment Trust - Securities
     Lending Investment Fund (B)
TOTAL CASH EQUIVALENT (Cost $33,579,560)          33,579,560         33,579,560
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TIME DEPOSIT 1.9%
--------------------------------------------------------------------------------
     Brown Brothers Harriman Time Deposit,
      07/02/07, JPY
TOTAL TIME DEPOSIT (Cost $7,378,360)             908,497,492          7,378,360
--------------------------------------------------------------------------------
     TOTAL INVESTMENTS - 108.6%
     (COST $349,471,206) +                                          415,525,445
--------------------------------------------------------------------------------


   Percentages are based on Net Assets of $382,612,784.
 * Non-income producing security.
(A) This security or partial position of this security was on loan at June 30, 2007. The total value of securities on loan was $31,939,912.
(B) This security was purchased with cash collateral received for securities on loan at June 30, 2007.

+At June 30, 2007, the tax basis cost of the Fund's investments was $349,471,206 and the gross unrealized appreciation and depreciation were $71,761,416 and $(5,707,177), respectively.

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi -annual or annual financial statements.

JPN-QH-001-0600




                            6 | The Japan Fund, Inc.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS

(a) Separate certifications for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Japan Fund, Inc.


By (Signature and Title)*                     /s/ William L. Givens
                                              ---------------------------
                                              William L. Givens,
                                              Chairman of the Board
                                              and Chief Executive Officer


Date: August 24, 2007






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ William L. Givens
                                               --------------------------
                                              William L. Givens,
                                              Chairman of the Board
                                              and Chief Executive Officer



Date: August 24, 2007

By (Signature and Title)*                     /s/ Michael Lawson
                                              ---------------------------
                                              Michael Lawson
                                              Controller, Treasurer
                                              and Chief Financial Officer



Date: August 24, 2007

* Print the name and title of each signing officer under his or her signature.